Recapitalization Transaction - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
		May 29, 2020	May 28, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Jan. 19, 2021	Oct. 01, 2020	Jul. 01, 2020	Jan. 19, 2020	Oct. 22, 2015
Business Acquisition [Line Items]
Cash				$ 36,497,000	$ 6,566,000	$ 56,363,000		$ 6,220,000
Common stock, issued (in shares)				59,901,306		59,901,306	[1]	345,431	[1]
Common stock, outstanding (in shares)		50,160,042		59,901,306		59,901,306	[1]	323,328	[1]
Outstanding warrants (in shares)				22,510,038		22,510,038
Proceeds from recapitalization transaction		$ 10,400,000				$ 10,419,000		$ 0
Repayment of debt				$ 0	$ 632,000
Stock surrendered (in shares)		3,500,000
Percentage of stock issued to creditors		1.00%
Proceeds from royalty obligation		$ 30,000,000.0				$ 30,000,000		$ 0
Smelter royalty obligation, percentage		1.50%
Cash in reserve for dissolution		$ 2,300,000
Payments for underwriter fees		$ 2,500,000
Common shares issued to underwriter (in shares)		40,000.00
Payments for additional underwriter fees		$ 2,000,000.0
Cash remitted to holders of Seller's deferred phantom units		1,800,000
Cash paid for additional transaction costs		$ 7,400,000
Common Stock
Business Acquisition [Line Items]
Number of shares issued	[2]					101		37,600
Unredeemed SPAC shares of MUDS public stockholders (in shares)	[2]					1,197,704
Common shares issued to underwriter (in shares)	[2]					44,395
Former Seller stockholders and affiliated entities
Business Acquisition [Line Items]
Common stock, outstanding (in shares)		48,421,309
Common stock shares outstanding, related affiliates percentage		96.50%
1.25 Lien Notes to common stock
Business Acquisition [Line Items]
Debt converted		$ 48,500,000				$ 48,459,000		$ 0
Debt conversion, number of shares issued		4,850,000
1.25 Lien Notes to Subordinated Notes
Business Acquisition [Line Items]
Debt converted		$ 80,000,000.0
Debt conversion, amount		$ 80,000,000.0
1.5 Lien Notes
Business Acquisition [Line Items]
Repurchase price percentage		110.00%
1.5 Lien Notes to common stock
Business Acquisition [Line Items]
Debt converted		$ 145,700,000				$ 160,254,000		0
Debt conversion, number of shares issued		16,000,000.0
2.0 Lien Notes to common stock
Business Acquisition [Line Items]
Debt converted		$ 221,300,000
Debt conversion, number of shares issued		132,800,000
Stock surrendered (in shares)						3,511,820
First Lien Agreement
Business Acquisition [Line Items]
Repayment of debt		$ 125,500,000				$ 125,468,000		0
Promissory Note
Business Acquisition [Line Items]
Repayment of debt		6,900,000				$ 6,914,000		$ 0
Sprott Credit Agreement
Business Acquisition [Line Items]
Stated amount of borrowing		$ 70,000,000.0
Debt, original issue discount		2.00%
Mudrick
Business Acquisition [Line Items]
Cash		$ 68,900,000
Common stock, issued (in shares)		50,160,042
Common stock, outstanding (in shares)		50,160,042
Cash acquired			$ 10,400,000
Liabilities assumed			$ 6,900,000
HYMC
Business Acquisition [Line Items]
Equity interest issued, number of shares		3,500,000
Conversion from Class B common stock
Business Acquisition [Line Items]
Number of shares converted		5,200,000
Conversion of Seller stock to HYMC stock
Business Acquisition [Line Items]
Conversion of stock, number of shares issued		15,100,000
Private Placement
Business Acquisition [Line Items]
Number of shares issued		7,600,000
Shares issued, price per share (in dollars per share)		$ 10.00
Proceeds from issuance of equity		$ 76,000,000.0
Private Placement | Common Stock
Business Acquisition [Line Items]
Number of shares issued	[2]					7,596,309
Forward purchase contract
Business Acquisition [Line Items]
Number of shares issued		625,000
Proceeds from issuance of equity		$ 25,000,000.0				$ 25,000,000.0
Sprott Credit Agreement | Common Stock
Business Acquisition [Line Items]
Number of shares issued		500,000				496,634	[2]
Warrants, exercise price 11.50
Business Acquisition [Line Items]
Outstanding warrants (in shares)		34,289,999
Warrants, exercise price (in dollars per share)		$ 11.50
Warrants, exercise price 44.82
Business Acquisition [Line Items]
Outstanding warrants (in shares)		12,721,623
Warrants, exercise price (in dollars per share)		$ 44.82
Number of securities called by warrants (in shares)		3,210,213
Warrants, private placement
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)		$ 11.50
Number of securities called by warrants (in shares)		3,250,000
Warrants issued (in shares)		3,250,000
Warrants, forward purchase contract
Business Acquisition [Line Items]
Warrants, exercise price (in dollars per share)		$ 11.50
Number of securities called by warrants (in shares)		2,500,000
Warrants issued (in shares)		2,500,000
Warrants, MUDS IPO
Business Acquisition [Line Items]
Outstanding warrants (in shares)		28,500,000
Warrants, exercise price (in dollars per share)		$ 11.50
Seller Warrants
Business Acquisition [Line Items]
Outstanding warrants (in shares)		12,700,000		12,621,623		12,621,623		12,621,623				12,700,000		12,721,623
Warrants, exercise price (in dollars per share)		$ 44.82				$ 41.26				$ 40.31	$ 41.26	$ 44.82	$ 40.31	$ 44.82
Number of securities called by warrants (in shares)						3,487,168				3,569,051	3,487,168	3,210,213	3,569,051	3,210,213
Warrants issued (in shares)						0
Number of securities called by each warrant (in shares)						0.27411				0.28055	0.27411	0.2523	0.28055	0.2523
5-Year Private Warrants
Business Acquisition [Line Items]
Outstanding warrants (in shares)		7,740,000		9,888,415		9,888,415		0
Warrants, exercise price (in dollars per share)		$ 11.50	$ 11.50
Number of securities called by warrants (in shares)			7,740,000
Warrants issued (in shares)		2,500,000	7,740,000			10,240,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.
[2]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.